Condensed financial information of the parent company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statements
Net cash generated from/(used in) operating activities	¥ (205,669)	$ (28,177)	¥ 416,499	¥ 708,142
Net cash (used in)/generated from investing activities	419,581	57,482	(598,535)	(1,023,997)
Net cash used in financing activities	(99,204)	(13,591)	(27,956)	(78,454)
Net decrease in cash and cash equivalents	117,816	16,141	(202,491)	(352,214)
Cash and cash equivalents at beginning of year	588,644
Cash and cash equivalents at end of year	787,375	$ 107,870	588,644
Parent Company | Reportable legal entities
Statements
Operating activities with external parties	(8,714)		(9,575)	(5,559)
Net cash generated from/(used in) operating activities	(8,714)		(9,575)	(5,559)
Loans to subsidiaries	0		0	(31,394)
Loans repaid by subsidiaries	107,758		19,255	0
Investing activities with external parties	0		0	920
Net cash (used in)/generated from investing activities	107,758		19,255	(30,474)
Financing activities with external parties	(99,204)		(13,697)	(19,734)
Net cash used in financing activities	(99,204)		(13,697)	(19,734)
Effect of foreign exchange rate changes on cash and cash equivalents	35		17	2,078
Net decrease in cash and cash equivalents	(125)		(4,000)	(53,689)
Cash and cash equivalents at beginning of year	1,390		5,390	59,079
Cash and cash equivalents at end of year	¥ 1,265		¥ 1,390	¥ 5,390